Property and Equipment, Net - Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Property and Equipment [Line Items]
Total original costs	$ 12,764	$ 12,455
Less: accumulated depreciation	(8,739)	(10,022)
Net book value	4,025	2,433
Computers [Member]
Schedule of Property and Equipment [Line Items]
Total original costs	535	509
Server & switch [Member]
Schedule of Property and Equipment [Line Items]
Total original costs	1,256	1,268
Office equipment [Member]
Schedule of Property and Equipment [Line Items]
Total original costs	1,722	1,727
Wi-Fi terminals for data connectivity services [Member]
Schedule of Property and Equipment [Line Items]
Total original costs	8,722	8,420
Leasehold improvement [Member]
Schedule of Property and Equipment [Line Items]
Total original costs	$ 529	$ 531